Document And Entity Information	Aug. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2023
Entity Registrant Name	UNIFI, INC.
Entity Central Index Key	0000100726
Entity Emerging Growth Company	false
Securities Act File Number	1-10542
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-2165495
Entity Address, Address Line One	7201 West Friendly Avenue
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27410
City Area Code	336
Local Phone Number	294-4410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	UFI
Security Exchange Name	NYSE